Annual Total Returns [BarChart] - Cornerstone Moderate Fund - None or same as Fund Name	Oct. 01, 2021
Bar Chart Table:
2011	(1.25%)
2012	11.86%
2013	10.22%
2014	4.52%
2015	(4.02%)
2016	4.85%
2017	13.40%
2018	(6.23%)
2019	14.98%
2020	8.55%